Lease Obligation Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of lease obligation payable

Year Ending

Remainder of 2019	$32,322
2020	43,096
2021	43,096
2022	10,774
Total minimum lease payments	129,288
Less: Amount representing interest	(21,162)
Present value of minimum lease payments	$108,126

2019	$43,096
2020	43,096
2021	43,096
2022	10,774
Total minimum lease payments	140,062

Less: Amount representing interest	(24,554)

Present value of minimum lease payments	$115,508